Nature of the Organization and Business (Tables)	12 Months Ended
Jun. 30, 2023
Nature of the Organization and Business [Abstract]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE	As of June 30, 2023, the Company’s major subsidiaries, VIE and subsidiaries of the VIE are as follows:
Name of Entity	Date of Incorporation	Place of Incorporation	Ownership Percentage	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100%	Investment holding
Subsidiaries of BJY
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100%	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100%	Investment holding

Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100%	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100%	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100%	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100%	Investment holding
VIE
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	100% owned through VIE agreements	Provision of cloud computing services
VIE’s Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services

Name of Entity	Date of Incorporation	Place of Incorporation	Ownership Percentage	Principal Activities
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)	December 12, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”)	September 16, 2022	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”)	January 4, 2023	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”)	April 12, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	January 13, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”)	March 28, 2005	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”)	December 1, 2014	PRC	100% owned by VIE	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”)	January 6, 2023	PRC	100% owned by VIE	Provision of cloud computing services

Schedule of Consolidated Financial Statements	The following amounts and balances of BaiJiaYun VIE and its subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions as of June 30, 2023 and 2022 and for the years then ended:
	As of June 30,
	2023	2022
ASSETS
Current assets
Cash and cash equivalents	$9,403,135	$9,765,574
Restricted cash	1,622,591	8,376,345
Short-term investments	5,377,705	7,775,682
Notes receivable	284,432	107,662
Accounts receivable, net	34,328,054	22,522,334
Accounts receivable - related parties	629,652	95,549
Prepayments	4,213,737	1,604,496
Prepayments - related parties	—	313,678
Inventories	5,567,551	1,831,796
Deferred contract costs	—	9,555,837
Due from related parties	—	89,578
Prepaid expenses and other current assets, net	3,623,206	2,467,269
Assets held for sale	23,083,197	—
Total current assets	88,133,260	64,505,800

Property and equipment, net	286,399	529,988
Intangible assets, net	6,968,025	3,345,419
Operating lease right of use assets, net	381,127	753,686
Deferred tax assets, net	1,825,687	2,193,792
Long-term investments	—	25,012,046
Goodwill	10,945,553	1,144,824
Other non-current assets	322,315	366,441
Total non-current assets	20,729,106	33,346,196

Total assets	$108,862,366	$97,851,996

LIABILITIES
Current liabilities
Short-term borrowings	$1,392,854	$149,296
Accounts and notes payable	22,140,810	21,898,915
Accounts payable - related parties	70,989
Advance from customers	7,351,274	5,905,599
Advance from customers - related parties	—	268,905
Income tax payable	218,631	3,716
Deferred revenue	353,141	1,001,372
Deferred revenue - related parties	—	63,911
Due to related parties	57,921	1,492,961
Operating lease liabilities, current	170,587	328,066
Accrued expenses and other liabilities	4,068,905	4,473,825
Total current liabilities	35,825,112	35,586,566

Deferred tax liabilities	712,633	209,612
Operating lease liabilities, noncurrent	109,074	354,051

Total liabilities	$36,646,819	$36,150,229

	For the year Ended June 30,
	2023	2022
Revenues	$65,061,798	$68,600,378
Cost of revenues	$(52,043,225)	$(50,047,764)
Total operating expenses	$(11,117,613)	$(35,067,782)
Net income (loss)	$3,240,890	$(12,271,120)
Net cash used in operating activities	$(8,020,601)	$(15,304,581)
Net cash provided by (used in) investing activities	$1,030,853	$(27,372,316)
Net cash used in financing activities	$(679,867)	$(10,014,503)